Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Shares repurchased (in shares)	351	272	5,701
Cost	$ 1,573	$ 1,557	$ 18,122